MIDCAP FUND SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%		$57,324,653
(COST $45,385,689)

Communication Services - 4.7%		2,728,478
Media & Entertainment - 4.7%
Paramount Global Class B	35,835	375,192
Take-Two Interactive Software, Inc. (a)	6,545	1,058,392
Warner Bros. Discovery, Inc. (a)	165,165	1,294,894

Consumer Discretionary - 9.3%		5,335,215
Consumer Discretionary Distribution & Retail - 4.2%
Chewy, Inc. Class A (a)	36,255	1,035,080
Duluth Holdings Inc. Class B (a)	60,725	246,544
LKQ Corp.	20,890	868,815
Pool Corp.	775	272,506
Consumer Durables & Apparel - 4.7%
Hasbro, Inc.	5,600	381,696
Levi Strauss & Co. Class A	16,000	308,320
Mattel, Inc. (a)	16,780	318,484
Skechers U.S.A., Inc. Class A (a)	9,155	626,934
TopBuild Corp. (a)	1,505	591,495
Topgolf Callaway Brands Corp. (a)	43,705	439,672
Consumer Services - 0.4%
Noodles & Co. (a)	155,487	245,669

Consumer Staples - 3.8%		2,199,627
Consumer Staples Distribution & Retail - 2.8%
Performance Food Group Co. (a)	14,910	1,112,882
Walgreens Boots Alliance, Inc.	57,695	533,679
Food, Beverage & Tobacco - 1%
Tyson Foods, Inc. Class A	8,600	553,066

Energy - 3.1%		1,797,141
Cameco Corp.	6,515	266,073
Cheniere Energy, Inc.	4,700	870,722
Exxon Mobil Corp.	5,599	660,346

Financials - 19.6%		11,235,562
Banks - 7.2%
Associated Banc-Corp	36,708	839,879
Citizens Financial Group, Inc.	15,120	650,916
New York Community Bancorp, Inc.	52,967	574,162
PNC Financial Services Group, Inc.	3,380	625,604
Truist Financial Corp.	14,431	641,602
Zions Bancorporation, N.A.	15,810	783,544
Financial Services - 12.4%
Annaly Capital Management, Inc.	39,956	805,513
Bread Financial Holdings Inc.	12,775	743,122
Discover Financial Services	7,889	1,094,283
Fiserv, Inc. (a)	5,333	931,142
Intercontinental Exchange, Inc.	2,220	358,641
Northern Trust Corp.	9,510	867,407
PayPal Holdings, Inc. (a)	9,350	677,221
State Street Corp.	7,045	613,620
The Charles Schwab Corp.	15,805	1,028,906

Health Care - 13.7%		7,906,632
Health Care Equipment & Services - 4.3%
Acadia Healthcare Co., Inc. (a)	6,285	514,930
Accelerate Diagnostics, Inc. (a)	10,390	20,884
AMN Healthcare Services, Inc. (a)	10,100	535,603
Henry Schein, Inc. (a)	3,725	262,799
Premier, Inc. Class A	26,030	530,231
Teleflex Inc.	2,540	622,732
Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
Bausch Health Cos., Inc. (a)	69,380	411,423
Exact Sciences Corp. (a)	24,215	1,493,823
Green Thumb Industries Inc. (a)	48,150	466,574
Jazz Pharmaceuticals PLC (a)	6,670	773,587
Neurocrine Biosciences, Inc. (a)	7,900	1,003,774
Viatris Inc.	105,155	1,270,272

Industrials - 16.9%		9,745,279
Capital Goods - 11.7%
A.O. Smith Corp.	8,290	694,039
Generac Holdings Inc. (a)	6,030	943,876
Hillenbrand, Inc.	11,090	365,526
Kornit Digital Ltd. (a)	75,045	1,394,336
MasTec, Inc. (a)	4,055	458,742
Mueller Water Products, Inc. Class A	28,225	605,991
Regal Rexnord Corp.	3,715	623,414
The AZEK Co. Inc. (a)	8,765	373,652
WillScot Holdings Corp. (a)	17,591	677,957
Xylem, Inc.	4,499	618,747
Commercial & Professional Services - 5.2%
Concentrix Corp.	9,420	708,667
Equifax Inc.	2,225	683,364
SS&C Technologies Holdings, Inc.	13,350	1,002,452
Steelcase Inc. Class A	42,045	594,516

Information Technology - 14.0%		8,039,894
Semiconductors & Semiconductor Equipment - 5.4%
Infineon Technologies A.G. ADR	24,520	895,716
Marvell Technology, Inc.	13,725	1,046,394
NXP Semiconductors N.V.	4,395	1,126,702
Technology Hardware & Equipment - 8.6%
Calix, Inc. (a)	33,000	1,228,920
Coherent Corp. (a)	14,400	1,122,480
Keysight Technologies, Inc. (a)	3,955	609,545
Lumentum Holdings Inc. (a)	15,540	895,259
Pure Storage, Inc. Class A (a)	9,415	482,895
Viavi Solutions Inc. (a)	73,401	631,983

Materials - 4.5%		2,573,723
Berry Global Group, Inc.	14,000	964,040
Freeport-McMoRan Inc.	10,660	472,025
O-I Glass, Inc. (a)	89,650	1,137,658

Real Estate - 6.8%		3,948,081
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities, Inc.	4,985	596,056
Global Net Lease, Inc. (a)	61,295	528,363
Host Hotels & Resorts Inc.	30,125	533,213
Omega Healthcare Investors, Inc.	14,760	583,610
Park Hotels & Resorts Inc.	39,100	597,448
Real Estate Management & Development - 1.9%
Colliers Int'l. Group Inc.	5,375	775,398
FirstService Corp.	1,855	333,993

Utilities - 3.2%		1,815,021
Alliant Energy Corp.	9,700	565,219
WEC Energy Group, Inc.	6,800	632,604
Xcel Energy, Inc.	10,080	617,198

SHORT-TERM INVESTMENTS - 0.2%		100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Government Obligations Fund Class X, 5.22% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.8% (COST 45,485,689)		57,424,653

NET OTHER ASSETS & LIABILITIES - 0.2%		105,290

NET ASSETS - 100%		$57,529,943

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2024.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

MIDCAP FUND SCHEDULE OF INVESTMENTS (continued)
August 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$ 2,728,478	$ -	$ -	$ 2,728,478
Consumer discretionary	5,335,215	–	–	5,335,215
Consumer staples	2,199,627	–	–	2,199,627
Energy	1,797,141	–	–	1,797,141
Financials	11,235,562	–	–	11,235,562
Health care	7,906,632	–	–	7,906,632
Industrials	9,745,279	–	–	9,745,279
Information technology	8,039,894	–	–	8,039,894
Materials	2,573,723	–	–	2,573,723
Real Estate	3,948,081	–	–	3,948,081
Utilities	1,815,021	–	–	1,815,021
Total common stocks	57,324,653	–	–	57,324,653
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 57,424,653	$ -	$ -	$ 57,424,653

The Fund did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2024.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENT
August 31, 2024

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.